Revenue by Categories (Details) - Schedule of Revenue Generated from Different Revenue Streams - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue Generated from Different Revenue Streams [Line Items]
Revenue generated from different revenue streams	$ 273,832	$ 134,237
Cloud mining solutions [Member]
Schedule of Revenue Generated from Different Revenue Streams [Line Items]
Revenue generated from different revenue streams	158,526	75,156
Cryptocurrency self-mining revenue [Member]
Schedule of Revenue Generated from Different Revenue Streams [Line Items]
Revenue generated from different revenue streams	111,130	55,911
Sale of mining equipment [Member]
Schedule of Revenue Generated from Different Revenue Streams [Line Items]
Revenue generated from different revenue streams	828
Hosting services and others [Member]
Schedule of Revenue Generated from Different Revenue Streams [Line Items]
Revenue generated from different revenue streams	$ 3,348	$ 3,170